INCOME TAXES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Tax [Line Items]
Current income tax expense	$ (54,194)	$ (270,252)	$ (155,292)
Tax benefit arising from unrecognized tax assets previously used to reduce current tax expense	3,771	4,471	3,018
Prior period current income tax adjustments	(2,912)	(1,732)	(227)
Other current benefit tax (expenses)	1,137	(220)	1,865
Current Tax Expense, Net	(52,198)	(267,733)	(150,636)
Deferred tax expense relating to origination and reversal of temporary differences	16,086	(12,135)	174,358
Tax benefit arising from previously unrecognized tax loss carryforward	35,577	53,103	7,270
Total deferred Tax benefit (expense), Net	51,663	40,968	181,628
Income Tax benefit (expense), Total	$ (535)	$ (226,765)	$ 30,992